Leases (Details) - Schedule of maturities of lease liabilities $ in Thousands	Dec. 31, 2022 USD ($)
Schedule of maturities of lease liabilities [Abstract]
2023	$ 9,300
2024	7,458
2025	6,550
2026	6,254
2027	5,719
Thereafter	7,670
Total undiscounted cash flows	42,951
Less imputed interest	5,456
Present value of lease liabilities	$ 37,495